Net results of financial transactions (Tables)	6 Months Ended
Jun. 30, 2019
Net results of financial transactions
Schedule of net results of financial transactions

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2019	2019	2018	2019	2018	2018
Derecognition of financial instruments not measured at fair value through profit or loss	8	0	5	8	5	24
Financial assets or liabilities at fair value through profit or loss	27	55	38	82	-1	-45
Financial instruments under fair-value hedge accounting	15	50	-11	65	-32	43
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	0	0	-5	0	-4	-3
Total net results of financial transactions	50	105	27	155	-32	19